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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page

          Report for the Calendar Year or Quarter Ended 6/30/2010

If amended report check here:      [_]                    Amendment Number:
                                                                            ----

This Amendment (Check only one):   [_] is a restatement
                                   [_] adds new holding entries.

--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Global Capital Management, Inc.
--------------------------------------------------------------------------------
Business Address                    (Street)      (City)      (State)      (Zip)
One West First Avenue, Suite 300
Conshohocken Pa, 19428

13F File Number: 28-11502

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Anthony W. Soslow                President, Director               (610)567-0320
Name                                   (Title)                        (Phone)


                                               /s/ Anthony W. Soslow
                                               ---------------------------------
                                               (Manual Signature of Person Duly
                                               Authorized to Submit This Report)

                                                    Conshohocken, PA    7/6/2010
                                                     (Place and Date of Signing)

Report Type:

[X]  13F HOLDINGS REPORT.

[_]  13F NOTICE.

[_]  13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          94

Form 13F Information Table Value Total:    $125,850
                                        (thousands)

List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

   13F File No.:   Name:                     13F File No.:   Name:
   -------------   --------------------      -------------   -------------------
1. 28-                                    6.
   -------------   --------------------      -------------   -------------------
2.                                        7.
   -------------   --------------------      -------------   -------------------
3.                                        8.
   -------------   --------------------      -------------   -------------------
4.                                        9.
   -------------   --------------------      -------------   -------------------
5.                                        10.
   -------------   --------------------      -------------   -------------------

                                    FORM 13F

                                INFORMATION TABLE

                                                                         PAGE  1

--------------------------------------------------------------------------------------------------------------------------
ITEM 1                              ITEM 2  ITEM 3  ITEM 4      ITEM 5          ITEM 6          ITEM 7        ITEM 8
                                                      FAIR               INVESTMENT DISCRETION           VOTING AUTHORITY
                                     TITLE           MARKET   SHARES OF                 SHARED
NAME OF ISSUER                        OF     CUSIP   VALUE    PRINCIPAL   SOLE  SHARED  OTHER    MANA-  SOLE  SHARED  NONE
                                     CLASS  NUMBER  (x$1000)    AMOUNT     (A)    (B)     (C)    GERS    (A)    (B)    (C)
--------------------------------------------------------------------------------------------------------------------------


                                                                        7/1/2010

                                    COLUMN 2   COLUMN 3   COLUMN 4     COLUMN 5     COLUMN 6   COLUMN 7       COLUMN 8
                                    --------  ----------  --------  -------------  ----------  --------  -----------------
                                                                                                          VOTING AUTHORITY
                                      TITLE                VALUE    SHRS OR  PUT/  INVESTMENT    OTHER   -----------------
                                    OF CLASS    CUSIP     (x1000)   PRN AMT  CALL  DISCRETION  MANAGERS  SOLE  SHARED NONE
                                    --------  ----------  -------   -------  ----  ----------  --------  -----------------
Aeropostale, Inc.                     Stock   7865108      4,598    150,761           Sole        N/A          Shared
AmerisourceBergen Corp.               Stock   03073e105      538     17,388           Sole        N/A          Shared
Aflac Corporation                     Stock   1055102        510     11,769           Sole        N/A          Shared
AGL Resources                         Stock   1204106      3,318     92,893           Sole        N/A          Shared
Allegiant Travel                      Stock   01748x102    2,014     46,531           Sole        N/A          Shared
Alliant Techsystems Inc.              Stock   18804104       432      6,975           Sole        N/A          Shared
AmSurg Corp.                          Stock   03232p405      448     25,689           Sole        N/A          Shared
Amedisys Inc.                         Stock   023436108    1,443     36,680           Sole        N/A          Shared
Amerigroup Corp                       Stock   03073T102    1,947     62,614           Sole        N/A          Shared
Amphenol Corp.                        Stock   032095101      603     15,255           Sole        N/A          Shared
Amtrust Financial Services Inc.       Stock   032359309      432     35,748           Sole        N/A          Shared
Apache, Inc.                          Stock   037411105      352      4,205           Sole        N/A          Shared
Assurant Inc                          Stock   04621X108    1,869     54,167           Sole        N/A          Shared
Atwood Oceanics                       Stock   050095108    1,781     67,912           Sole        N/A          Shared
BE Aerospace Inc                      Stock   073302101    1,839     73,739           Sole        N/A          Shared
Bemis Co Inc                          Stock   081437105    2,983    110,274           Sole        N/A          Shared
Best Buy                              Stock   086516101      238      6,974           Sole        N/A          Shared
Big Lots Inc.                         Stock   89302103     3,175     97,081           Sole        N/A          Shared
Brady Corp                            Stock   104674106      269     10,750           Sole        N/A          Shared
Broadridge Financial Solutions        Stock   11133T103      392     20,525           Sole        N/A          Shared
Buckle, Inc.                          Stock   118440106      395     12,151           Sole        N/A          Shared
CF Insustries Holdings, Inc.          Stock   125269100      254      3,875           Sole        N/A          Shared
Check Point Software                  Stock   M22465104      385     13,166           Sole        N/A          Shared
ChevronTexaco                         Stock   166764100      300      4,450
Cigna Corp                            Stock   1255091.09     313     10,472           Sole        N/A          Shared
Comcast Corp CL A                     Stock   20030N101      344     19,410           Sole        N/A          Shared
Commerce Bancshares Inc               Stock   200525103    1,691     47,525           Sole        N/A          Shared
CSG Systems International             Stock   126349109    3,667    201,792           Sole        N/A          Shared
CSX Corp                              Stock   126408103      357      7,263           Sole        N/A          Shared
Del Monte Foods                       Stock   24522P103    3,192    222,905           Sole        N/A          Shared
Dollar Tree Stores Inc.               Stock   256746108    4,770    112,634           Sole        N/A          Shared
Dril-Quip Inc                         Stock   262037104      340      7,720           Sole        N/A          Shared
Endo Pharmaceuticals Holdings Inc.    Stock   29264f205    3,100    139,955           Sole        N/A          Shared
Energen Corp.                         Stock   29265N108    1,755     40,322           Sole        N/A          Shared
Ensco International, Inc.             Stock   26874q100      311      7,750           Sole        N/A          Shared
ITT Educational Services              Stock   45068B109    2,242     27,737           Sole        N/A          Shared
EZCORP Inc.                           Stock   302301106    3,073    164,962           Sole        N/A          Shared
Fair Issac Corp                       Stock   303250104      455     20,635           Sole        N/A          Shared
Family Dollar Stores                  Stock   307000109      783     20,200           Sole        N/A          Shared
Flowserve Corp                        Stock   34354P105    2,044     23,578           Sole        N/A          Shared
Fossil, Inc.                          Stock   349882100    3,749    104,737           Sole        N/A          Shared

Freeport-McMoRan Copper& Gold         Stock   35671D857      183      3,141           Sole        N/A          Shared
General Dynamics                      Stock   369550108      420      7,181           Sole        N/A          Shared
Global Payments Inc.                  Stock   37940X102    2,310     63,984           Sole        N/A          Shared
HCC Insurance Holdings                Stock   404132102      593     24,225           Sole        N/A          Shared
Harris Corporation                    Stock   413875105      318      7,734           Sole        N/A          Shared
Helmerich & Payne                     Stock   423452101    1,742     47,757           Sole        N/A          Shared
Hibbett Sports Inc                    Stock   428567101    1,762     72,485           Sole        N/A          Shared
Home Depot Inc                        Stock   437076102      328     11,753           Sole        N/A          Shared
Hewlett Packard                       Stock   428236103      350      8,157           Sole        N/A          Shared
International Business Machines       Stock   459200101      570      4,649           Sole        N/A          Shared
j2 Global Communications Inc.         Stock   46626E205      489     22,700           Sole        N/A          Shared
Jack Henry                            Stock   426281101    2,978    126,364           Sole        N/A          Shared
Jos. A Bank Clothiers, Inc.           Stock   480838101      975     17,425           Sole        N/A          Shared
Kirby Corp.                           Stock   497266106      362      9,650           Sole        N/A          Shared
Knight Capital Group                  Stock   499005106      354     26,025           Sole        N/A          Shared
L-3 Communications                    Stock   502424104      232      3,304           Sole        N/A          Shared
Lender Processing Services            Stock   52602E102    1,783     57,269           Sole        N/A          Shared
Lexmark International Inc             Stock   529771107    1,759     53,692           Sole        N/A          Shared
Lincare Holdings                      Stock   532791100    3,138     99,169           Sole        N/A          Shared
MDU Resources Group Inc               Stock   552690109      272     15,300           Sole        N/A          Shared
Meredith Corporation                  Stock   589433101    1,837     58,344           Sole        N/A          Shared
Metlife Inc                           Stock   59156R108      310      8,299           Sole        N/A          Shared
McDonalds                             Stock   580135101      248      3,715           Sole        N/A          Shared
Micrel Incorporated                   Stock   594793101    1,784    175,085           Sole        N/A          Shared
Microsoft                             Stock   594918104      270     11,662           Sole        N/A          Shared
NII Holdings Inc                      Stock   62913F201      847     24,925           Sole        N/A          Shared
Netgear Inc                           Stock   64111Q104    1,497     83,165           Sole        N/A          Shared
Neustar, Inc                          Stock   64126X201      397     19,325           Sole        N/A          Shared
Newmarket Corp                        Stock   651587107    1,691     18,804           Sole        N/A          Shared
Novellus Systems                      Stock   670008101    1,645     65,495           Sole        N/A          Shared
Patterson Companies Inc               Stock   703395103    1,719     59,823           Sole        N/A          Shared
PPG Industries                        Stock   693506107      310      5,082           Sole        N/A          Shared
Prosperity Bancshares Inc             Stock   743606105    3,181     94,171           Sole        N/A          Shared
Research in Motion                    Stock   760975102      146      2,988           Sole        N/A          Shared
Reinsurance Group of America          Stock   759351604    1,408     31,234           Sole        N/A          Shared
Sigma Aldrich                         Stock   826552101    2,767     55,898           Sole        N/A          Shared
Sigma Designs Inc                     Stock   826565103      287     29,225           Sole        N/A          Shared
Snap-on Inc.                          Stock   833034101    1,956     47,575           Sole        N/A          Shared
Spectra Energy Corp                   Stock   847560109      267     13,185           Sole        N/A          Shared
Synopsys Inc                          Stock   871607107      322     15,600           Sole        N/A          Shared
Syntel, Inc.                          Stock   87162h103      479     14,100           Sole        N/A          Shared
Torchmark Corp                        Stock   891027104    1,802     36,850           Sole        N/A          Shared
Thomas & Betts Corp                   Stock   884315102    1,687     49,506           Sole        N/A          Shared
True Religion Apparel Inc.            Stock   89784N104      644     28,900           Sole        N/A          Shared
United Technologies                   Stock   913017109      484      7,516           Sole        N/A          Shared
Universal Health Services Inc.        Stock   913903100    2,678     72,059           Sole        N/A          Shared
USANA Health Sciences Inc             Stock   90328m107      346      9,269           Sole        N/A          Shared

Valspar Corp                          Stock   920355104    3,009     99,391           Sole        N/A          Shared
Varian Medical Systems                Stock   92220p105    2,066     39,916           Sole        N/A          Shared
Wal-Mart Stores                       Stock   931142103      271      5,597           Sole        N/A          Shared
World Acceptance Corp.                Stock   981419104    2,047     53,703           Sole        N/A          Shared
World Fuel Services                   Stock   981475106    3,487    139,551           Sole        N/A          Shared
Xilinix                               Stock   983919101      342     13,400